Financial Instruments - Summary of Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Loss allowance	¥ 4,434	¥ 4,692
Telephone and Internet subscribers [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Gross carrying amount	11,071	12,146
Loss allowance	¥ 2,438	¥ 2,803
Telephone and Internet subscribers [member] | Current, within 1 month [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	2.00%	2.00%
Gross carrying amount	¥ 7,068	¥ 7,545
Loss allowance	¥ 132	¥ 141
Telephone and Internet subscribers [member] | 1 to 3 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	20.00%	20.00%
Gross carrying amount	¥ 1,601	¥ 1,777
Loss allowance	¥ 317	¥ 349
Telephone and Internet subscribers [member] | 4 to 6 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	60.00%	60.00%
Gross carrying amount	¥ 561	¥ 739
Loss allowance	¥ 333	¥ 444
Telephone and Internet subscribers [member] | 7 to 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	80.00%	80.00%
Gross carrying amount	¥ 920	¥ 1,083
Loss allowance	¥ 735	¥ 867
Telephone and Internet subscribers [member] | More than 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 921	¥ 1,002
Loss allowance	¥ 921	¥ 1,002